Debt (Details Narrative)																												1 Months Ended		3 Months Ended				4 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 15, 2025 USD ($)	May 15, 2025 USD ($)	Apr. 15, 2025 USD ($)	Mar. 15, 2025 USD ($)	Sep. 09, 2024 USD ($)	Sep. 09, 2024 USD ($)	Aug. 17, 2024 USD ($)	Aug. 02, 2024 USD ($)	Jul. 25, 2024 USD ($)	May 17, 2024 USD ($) shares	May 09, 2024 USD ($)	Apr. 16, 2024 USD ($) shares	Mar. 07, 2024 USD ($)	Mar. 01, 2024 USD ($)	Jan. 25, 2024 USD ($) shares	Jan. 18, 2024 USD ($)	Jan. 05, 2024 USD ($)	Jan. 02, 2024 USD ($)	Oct. 19, 2023 USD ($)	Sep. 15, 2023 USD ($)	Jul. 27, 2023 USD ($) $ / shares shares	Jun. 23, 2023 USD ($)	Jun. 16, 2023 USD ($)	Jun. 14, 2023 USD ($)	Jan. 24, 2022 USD ($) $ / shares shares	Jun. 24, 2021 CAD ($)	Nov. 26, 2019 USD ($)	Aug. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 CAD ($) $ / shares shares	Sep. 11, 2023 shares	May 30, 2023 USD ($) $ / shares shares	May 27, 2023	Apr. 22, 2022 $ / shares
Short-Term Debt [Line Items]
Subordinated debt																																							$ 165,620
Fair value of warrants issued																														$ (33,806)			$ (1,240,214)				$ 210,680	$ (1,339,791)	(2,497,088)
Shares issued, price per share | $ / shares																																											$ 120.00
Long term debt																														127,199							127,199		481,329
Derivative liabilities																														231,629							231,629		1,047,049
Warrant liabilities																																							1,574
Proceeds from working capital line of credit																																						2,405,034	2,405,034	12,552,008
Payments to working capital line of credit																																						4,182,971	4,182,971	13,144,141
Interest expense																														439,176			799,690				1,645,492	1,470,143	1,771,942	1,678,097
Fair value of shares issued for loan commitment fees																														$ 45,588	$ 23,300	$ 50,000
Amortization of debt discount																																					$ 1,042,707	732,395	$ 868,954	1,416,120
Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Derivative liability																														0.53							0.53		7.00		7.00
2023 Note [Member]
Short-Term Debt [Line Items]
Shares issued, price per share | $ / shares																																											120.00
2023 Note [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Derivative liability expected term description																																							two years and one and a half years
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability																														4.38							4.38		4.91		4.91
Maximum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability																														199.16							199.16		150.46		150.46
Maximum [Member] | 2023 Note [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																																							7.00		7.00
Maximum [Member] | 2023 Note [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																																							6.50		6.50
Maximum [Member] | 2023 Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability																																							4.79		4.79
Maximum [Member] | 2023 Note [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability																																							134.99		134.99
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability																														3.58							3.58		3.81		3.81
Minimum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability																														38.90							38.90		45.51		45.51
Minimum [Member] | 2023 Note [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																																							107.00		107.00
Minimum [Member] | 2023 Note [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																																							120.00		120.00
Minimum [Member] | 2023 Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability																																							4.46		4.46
Minimum [Member] | 2023 Note [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability																																							150.46		150.46
Lind Global Fund II LP [Member]
Short-Term Debt [Line Items]
Debt principal amount																									$ 5,750,000					$ 160,056							$ 160,056		$ 1,018,671
Debt instrument carrying value																																							1,500,000
Warrants and rights outstanding, term																									5 years
Exercise price | $ / shares																									$ 4,500.00
Shares issued, price per share | $ / shares																																											$ 90
Ownership percentage																																											19.90%
Shares issuable upon conversion | shares																																					571,531
Long term debt																														195,044							$ 195,044		481,329
Derivative liabilities																																							1,047,049
Warrant liabilities																																							1,574
Convertible conversion price																																					1,144,900
Amortization of debt discount																														858,614			$ 88,618				858,614	88,618					$ 264,687
Loan outstanding balance																														355,100							355,100
Lind Global Fund II LP [Member] | 2023 Note [Member]
Short-Term Debt [Line Items]
Shares issued, price per share | $ / shares																																											$ 90
Ownership percentage																																											19.90%
Lind Global Fund II LP [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares																									$ 4,500.00
Agile Lending LLC Loan [Member]
Short-Term Debt [Line Items]
Debt principal payment																																							525,000
Interest payment																																							116,658
Proceeds from other debt																			$ 210,000					$ 525,000
Debt instrument, issued, principal																			$ 84,000					$ 231,000
Debt maturity date																			Apr. 01, 2024					Dec. 15, 2023
Payments to employees																			$ 12,250			$ 29,077
Administrative fees reimburse																			$ 10,000					$ 25,000
Clear Think Capital [Member]
Short-Term Debt [Line Items]
Common stock issued for loan commitment fees | shares															7,092
Fair value of shares issued for loan commitment fees															$ 50,000
6% Demand Promissory Notes [Member] | John Keeler [Member]
Short-Term Debt [Line Items]
Debt principal amount																																							$ 165,620	893,000
Debt interest rate																																							6.00%		6.00%
Repayments of unsecured debt																																							$ 157,380	67,000
Issuance of debt																																							79,167
Subordinated debt																																							570,000
Five Year Unsecured Promissory Note [Member] | Walter Lubkin Jr. [Member]
Short-Term Debt [Line Items]
Interest payment																																								38,799
Debt principal amount																											$ 500,000												250,000
Debt interest rate																											400.00%
Debt instrument covenant, description																											The note is payable quarterly in an amount equal to the lesser of (i) $25,000 or (ii) 25% of the EBITDA of Coastal Pride, as determined on the first day of each quarter
Debt periodic payment																																								104,640
Interest expense																																					3,000	10,600	14,100	18,000
Convertible conversion price																																							250,000
Debt accrued interest																														3,136							3,136
Walter Lubkin Jr. [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value																																							100,000	350,000
Notes outstanding balance																														100,000							100,000		100,000
Loan [Member] | Agile Lending LLC Loan [Member]
Short-Term Debt [Line Items]
Debt principal payment																																					112,000		98,000
Interest payment																																					84,000		$ 0
Loan outstanding balance																														$ 0							$ 0
CEBA Loan [Member]
Short-Term Debt [Line Items]
Debt principal amount																										$ 60,000															$ 60,000
Debt interest rate																										5.00%
Debt Instrument, Maturity Date, Description																										The loan initially bears no interest and is due on December 31, 2025. The loan was amended on October 19, 2022 to extend the loan forgiveness date from December 31, 2022 to December 31, 2023. If less than 75% of the loan amount was outstanding at December 31, 2023
Unsecured Promissory Notes [Member] | John Keeler [Member]
Short-Term Debt [Line Items]
Debt interest rate																														6.00%							6.00%
Repayments of unsecured debt																																					$ 165,620	124,161
Interest expense																																					4,435	39,930
Loan One [Member] | Agile Lending LLC Loan [Member]
Short-Term Debt [Line Items]
Debt principal payment																																					122,491
Interest payment																																					48,996
Loan outstanding balance																														$ 0							0
Loan One [Member] | Clear Think Capital [Member]
Short-Term Debt [Line Items]
Debt principal payment																																					200,000
Interest payment																																					50,000
Loan outstanding balance																														0							0
Loan Two [Member] | Agile Lending LLC Loan [Member]
Short-Term Debt [Line Items]
Debt principal payment																																					210,000
Interest payment																																					79,800
Loan outstanding balance																														0							0
Loan Two [Member] | 1800 Diagonal Lending LLC [Member]
Short-Term Debt [Line Items]
Debt principal payment																																					138,000
Interest payment																																					26,220
Loan outstanding balance																														0							0
Loan Two [Member] | Hart Associates LLC [Member]
Short-Term Debt [Line Items]
Debt principal payment																																					250,000
Interest payment																																					50,000
Loan outstanding balance																														0							0
Loan Two [Member] | FirstFire Global Opportunities Fund, LLC [Member]
Short-Term Debt [Line Items]
Debt principal payment																																					240,000
Interest payment																																					40,000
Interest expense																																					1,645,492	1,470,143
Debt accrued interest																														97,200							97,200
Loan outstanding balance																														0							0
Amortization of debt discount																																					927,100
Cash paid interest																																					505,500
Loan Three [Member] | Agile Lending LLC Loan [Member]
Short-Term Debt [Line Items]
Debt principal payment																																					210,000
Interest payment																																					0
Loan outstanding balance																														0							0
Loan Three [Member] | 1800 Diagonal Lending LLC [Member]
Short-Term Debt [Line Items]
Loan outstanding balance																														179,400							179,400
Promissory Note [Member] | 1800 Diagonal Lending LLC [Member]
Short-Term Debt [Line Items]
Interest payment												$ 26,220
Debt principal amount												138,000
Original issue discount												$ 23,000
Debt maturity date												Jan. 15, 2025
Debt interest rate												22.00%
Common stock at conversion price percentage												61.00%
Promissory Note [Member] | FirstFire Global Opportunities Fund, LLC [Member]
Short-Term Debt [Line Items]
Debt principal amount										$ 240,000
Debt periodic payment							$ 185,600
Original issue discount										$ 40,000
Shares issuable upon conversion | shares										40,000
Debt maturity date										Apr. 17, 2025
Debt description										The Company’s failure to comply with the material terms of the FirstFire Note will be considered an event of default and the principal sum of the FirstFire Note will become immediately due and payable at an amount equal to 150% times the sum of (i) the then outstanding principal amount of the note plus (ii) accrued and unpaid interest on the unpaid principal amount of the note to the date of payment plus (iii) default interest, (iv) plus (v) any other amounts owed to FirstFire. After the occurrence of an event of default, at any time, the FirstFire shall have the right, to convert all or any part of the outstanding and unpaid amount of the FirstFire Note into fully paid and non-assessable shares of our common stock. The conversion price shall be 61% multiplied by the Market Price (as defined in the FirstFire Note) (representing a discount rate of 39%).
Debt interest rate										19.00%
Promissory Note [Member] | FirstFire Global Opportunities Fund, LLC [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Debt principal payment																																		$ 3,000	$ 22,000
Loan Four [Member] | Agile Lending LLC Loan [Member]
Short-Term Debt [Line Items]
Debt principal payment																																					98,000
Interest payment																																					0
Loan outstanding balance																														112,000							112,000
Promissory Note Two [Member] | 1800 Diagonal Lending LLC [Member]
Short-Term Debt [Line Items]
Interest payment						$ 23,322
Debt principal amount					$ 179,400	179,400
Original issue discount					$ 23,400	$ 23,400
Debt interest rate					22.00%	22.00%
Common stock at conversion price percentage					65.00%	65.00%
Note payable interest rate percentage					13.00%
Promissory Note Two [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Debt periodic payment	$ 23,651	$ 23,651	$ 23,651	$ 131,769
Loan Agreement [Member]
Short-Term Debt [Line Items]
Payment of debt																							$ 108,400
Debt principal payment																							93,400
Interest payment																							9,900
Payment for fee																							4,900
Loan Agreement [Member] | Keeler & Co. [Member]
Short-Term Debt [Line Items]
Line of credit																													$ 5,000,000
Line of credit guaranty																													$ 1,000,000
Line of credit facility, description																													The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance. Interest on the line of credit is the prime rate (with a floor of 3.25%), plus 3.75% which increased to 4.75% in 2022. The Borrowers paid Lighthouse a facility fee of $50,000 in three instalments of $16,667 in March, April and May 2021 and paid an additional facility fee of $25,000 on each anniversary of March 31, 2021. On January 14, 2022, the maximum inventory advance under the line of credit was adjusted from 50% to 70% until June 30, 2022, 65% to July 31, 2022, 60% to August 31, 2022 and 55% to September 30, 2022 at a monthly fee of 0.25% on the portion of the loan in excess of the 50% advance in order to increase imports to meet customer demand.
Proceeds from working capital line of credit																																						2,405,034
Payments to working capital line of credit																																						4,182,971
Terminated Loan Agreement [Member]
Short-Term Debt [Line Items]
Payment of debt																							108,400
Debt principal payment																							93,400
Interest payment																							9,900
Payment for fee																							$ 4,900
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt principal payment																																								1,666,666
Debt periodic payment																																								$ 1,175,973
Warrants outstanding | shares																																							167,015		167,015	34,008
Shares issuable upon conversion | shares																																								13,333
Securities Purchase Agreement [Member] | Lind Global Fund II LP [Member]
Short-Term Debt [Line Items]
Debt principal payment																																				$ 1,094,800			$ 2,075,900	$ 899,999
Debt principal amount																									$ 5,750,000															3,439,558			$ 1,200,000
Debt interest rate																									125.00%																		120.00%
Debt periodic payment																									$ 333,333
Interest expense																																					0	$ 643,778	643,777	1,378,620
Warrants and rights outstanding, term																									5 years																		5 years
Warrants outstanding | shares																									1,000,000																		8,701
Exercise price | $ / shares																									$ 4.50																		$ 122.50
Conversion of stock | shares																									1,000
Conversion price | $ / shares																									$ 4,500
Commitment fee																									$ 150,000																		$ 50,000
Debt issuance cost																									87,144
Original issue discount																									2,022,397														$ 0	643,777
Debt issuance costs																									750,000
Fair value of warrants issued																									$ 1,035,253
Repayment description																									The outstanding principal under the 2022 Lind Note is payable commencing July 24, 2022, in 18 consecutive monthly installments of $333,333, at the Company’s option, in cash or shares of common stock at a price (the “Repayment Share Price”) based on 90% of the five lowest volume weighted average prices (“VWAP”) during the 20-days prior to the payment date with a floor price of $1.50 per share (the “Floor Price”) (floor price of $1,500 per share
Debt weighted average interest rate																									80.00%
Shares issued, price per share | $ / shares																																													$ 5.00
Ownership percentage																																											4.99%		4.99%
Shares issuable upon conversion | shares																																				7,471			27,584
Debt discount net																																								643,777
Extinguishment of debt																				$ 2,573,142
Exercise price | $ / shares																																											$ 122.50
Debt discount																									$ 2,022,397
Debt prepayment term																									The outstanding principal under the 2022 Lind Note was payable commencing July 24, 2022, in 18 consecutive monthly installments of $333,333, at the Company’s option, in cash or shares of common stock at a price (the “Repayment Share Price”) based on 90% of the five lowest volume weighted average prices (“VWAP”) during the 20-days prior to the payment date with a floor price of $1.50 per share (the “Floor Price”) (floor price of $1,500 per share
Debt description																									Upon a change of control of the Company, as defined in the 2022 Lind Note, Lind had the right to require the Company to prepay 10% of the outstanding principal amount of the 2022 Lind Note. The Company may prepay the outstanding principal amount of the note, provided Lind may convert up to 25% of the principal amount of the 2022 Lind Note at a price per share equal to the lesser of the Repayment Share Price or the conversion price. The 2022 Lind Note contained certain negative covenants, including restricting the Company from certain distributions, stock repurchases, borrowing, sale of assets, loans and exchange offers.
Securities Purchase Agreement [Member] | Lind Global Fund II LP [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding, term																																							5 years		5 years
Securities Purchase Agreement [Member] | Lind Global Fund II LP [Member] | 2023 Note [Member]
Short-Term Debt [Line Items]
Warrants outstanding | shares																																											8,701
Ownership percentage																																											4.99%
Securities Purchase Agreement [Member] | Lind Global Fund II LP [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt interest rate																									10.00%																		20.00%
Exercise price | $ / shares																									$ 4.50
Shares issued, price per share | $ / shares																																													$ 5,000
Securities Purchase Agreement [Member] | Clear Think Capital [Member]
Short-Term Debt [Line Items]
Common stock issued for loan commitment fees | shares																																						1,250
Fair value of shares issued for loan commitment fees																																						$ 141,250
Securities Purchase Agreement [Member] | Hart Associates LLC [Member]
Short-Term Debt [Line Items]
Debt principal amount												$ 300,000
Shares issuable upon conversion | shares												10,000
Debt maturity date												May 15, 2024
Debt accrued interest												$ 50,000
Debt extended maturity date												Aug. 15, 2024
Purchase Agreement [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Derivative liability expected term description																																							two years and one and a half years
Purchase Agreement [Member] | Maximum [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																																							7.00		7.00
Purchase Agreement [Member] | Maximum [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																																							7.00		7.00
Purchase Agreement [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability																																							4.79		4.79
Purchase Agreement [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability																																							133.54		133.54
Purchase Agreement [Member] | Minimum [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																																							53.50		53.50
Purchase Agreement [Member] | Minimum [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																																							46.50		46.50
Purchase Agreement [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability																																							4.91		4.91
Purchase Agreement [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability																																							45.51		45.51
Purchase Agreement [Member] | Lind Global Fund II LP [Member]
Short-Term Debt [Line Items]
Debt principal amount																					$ 300,000
Warrants and rights outstanding, term																					5 years																							5 years
Warrants outstanding | shares																					3,505
Exercise price | $ / shares																					$ 67.00
Commitment fee																					$ 12,500
Exercise price | $ / shares																					$ 67.00
Proceeds from common stock warrants exercised																					$ 250,000
Amortization of debt discount																														$ 118,984							$ 118,984
Purchase Agreement [Member] | Lind Global Fund II LP [Member] | Senior Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt principal amount																					1,800,000
Purchase Agreement [Member] | Senior Convertible Promissory Note [Member] | Lind Global Fund II LP [Member]
Short-Term Debt [Line Items]
Debt principal amount																					$ 1,800,000
Security Agreement [Member]
Short-Term Debt [Line Items]
Debt principal amount									$ 210,000		$ 210,000			$ 210,000				$ 122,491
Security Agreement [Member] | Agile Lending LLC And Agile Capital Funding LLC [Member]
Short-Term Debt [Line Items]
Interest payment									84,000		84,000			79,800				48,996
Payment for fee								$ 10,889		$ 10,500			$ 11,146				$ 7,795
Debt principal amount											210,000			210,000				$ 122,491
Debt interest rate																		5.00%
Commitment fee									$ 10,000		$ 10,000			$ 10,000				$ 5,833
Debt maturity date									Jan. 31, 2025		Nov. 22, 2024			Aug. 29, 2024				May 31, 2024
Security Agreement [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Debt principal amount									$ 210,000
MCA Plus Agreement [Member] | Clear Think Capital [Member]
Short-Term Debt [Line Items]
Payment for fee																$ 14,706
Debt principal amount																$ 200,000
Debt interest rate																25.00%
Commitment fee																$ 50,000
Debt interest rate																5.00%
Principal amount																$ 50,000
Common stock issued for loan commitment fees | shares															7,092
Fair value of shares issued for loan commitment fees															$ 50,000
August Private Placement Offering [Member]
Short-Term Debt [Line Items]
Common stock issued for loan commitment fees | shares																												39,300
August Private Placement Offering [Member] | Private Placement Notes [Member]
Short-Term Debt [Line Items]
Interest payment																												$ 27,500
Debt principal amount																												$ 550,000
Debt interest rate																												16.00%
Debt periodic payment																												$ 43,200
Shares issued, price per share | $ / shares																												$ 1.50
Shares issuable upon conversion | shares																												2,000,000
Administrative fees reimburse																												$ 750
Debt prepayment term																												If the Company exercises its right to prepay the notes, the Company shall make payment to the investor of an amount in cash equal to the sum of: (i) 100% multiplied by the principal amount then outstanding
Debt term																												10 months
Shares, issued | shares																												19,650
Market price percentage																												85.00%
Debt default description																												The Company’s failure to comply with the material terms of the Private Placement Notes will be considered an event of default and the principal sum of the Private Placement Notes will become immediately due and payable at an amount equal to the principal amount then outstanding plus accrued interest (including any default interest) through the date of full repayment multiplied by 135%, as well as all costs, all without demand, presentment or notice, unless expressly waived by the investor
August Private Placement Offering [Member] | Private Placement Notes [Member] | Note One [Member]
Short-Term Debt [Line Items]
Debt principal amount																												$ 275,000
Original issue discount																												25,000
August Private Placement Offering [Member] | Private Placement Notes [Member] | Note Two [Member]
Short-Term Debt [Line Items]
Debt principal amount																												275,000
Original issue discount																												25,000
August Private Placement Offering [Member] | Private Placement Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Loans advances																												$ 100,000
Keeler & Co. [Member] | Loan Agreement [Member]
Short-Term Debt [Line Items]
Line of credit																													$ 5,000,000											1,776,068
Line of credit facility, description																													The advance rate of the revolving line of credit was 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan could never exceed 50% of the outstanding balance. Interest on the line of credit was the prime rate (with a floor of 3.25%), plus 3.75% which increased to 4.75% in 2022. The Borrowers paid Lighthouse a facility fee of $50,000 in three instalments of $16,667 in March, April and May 2021 and an additional facility fee of $25,000 on each anniversary of March 31, 2021. On January 14, 2022, the maximum inventory advance under the line of credit was adjusted from 50% to 70% until June 30, 2022, 65% to July 31, 2022, 60% to August 31, 2022 and 55% to September 30, 2022 at a monthly fee of 0.25% on the portion of the loan in excess of the 50% advance, in order to increase imports to meet customer demand.
Line of credit guaranty																																							$ 1,000,000
AFC [Member] | Loan Agreement [Member]
Short-Term Debt [Line Items]
Proceeds from Contributed Capital																																								12,552,008
Line of Credit Facility, Current Borrowing Capacity																																								$ 13,144,141